Segmentation - Schedule of Consolidated Balance Sheets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Consolidated Balance Sheets [Abstract]
Cash and cash equivalents	$ 5,199,825	$ 1,053,744
Property and equipment, net	4,598,909	3,809,742	$ 3,610,728
Oil and natural gas properties	$ 482,909	$ 790,093	$ 941,691